Related Party Transactions - Schedule of Due to Related Parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Dandan Liu [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	$ 200,318	$ 1,963,794
Related Party [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	$ 200,318	$ 1,963,794